Financial Risk Management	6 Months Ended
Jun. 30, 2024
Disclosure of Financial Risk Management [Abstract]
Financial Risk Management
24.
Financial Risk Management

Risk management policies are established by management, having been approved by the Company’s Board of Directors. Based on these policies, the Finance department has established a number of procedures and controls to identify, measure and manage risks deriving from the activity involving financial instruments. These policies, inter alia, prohibit the Group from speculating with derivatives.

Any activity involving financial instruments exposes the Group to credit risk, market risk and liquidity risk.

a) Credit risk

Credit risk arises from possible losses deriving from failure to comply with contractual obligations on the part of the counterparties of the Group, i.e., the possibility of not recovering financial assets at the amount recognized and within the established term.

The maximum credit risk exposure is as follows:

	June 30, 2024		December 31, 2023
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	41,914	—	43,258
Other receivables	—	676	—	140
Loans to employees	180	—	180	18
Trade and other financial receivables	180	42,590	180	43,416
Guarantee deposit	1,399	—	1,341	—
Non-current financial assets	1,399	—	1,341	—
Guarantee deposit	—	169	—	82
Financial investments	—	5,833	—	5,728
Other current financial assets	—	6,002	—	5,810
Total	1,579	48,592	1,521	49,226

The Sales and Finance departments establish credit limits for each customer based on information received from an entity specializing in Group solvency analysis. Refer to Note 11 B for further disclosure on the expected credit loss of customer sales and services.

b) Market risk

Market risk arises from possible losses deriving from fluctuations in the fair value or in future cash flows of financial instruments because of changes in market prices. Market risk includes interest rate, currency and other price risks.

Interest rate risk

Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates. The Group loans and borrowings balance as of June 30, 2024 and December 31, 2023 is broken down as follows:

(In thousand Euros)	Currency	June 30, 2024	December 31, 2023
Fixed rate Loan	EUR	25,607	27,926
Floating rate loan	EUR	191,075	179,431
		216,682	207,357

A 100 basis points change in interest rates would mean an increase (decrease) in profit or loss as of June 30, 2024 by Euros 834 thousand, as compared to Euros 900 thousand as of June 30, 2023. This analysis assumes that all other variables are held constant and considers only the effect of interest rates.

	June 30, 2024		June 30, 2023
	Profit or loss		Profit or loss
(In thousand Euros)	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
Floating rate loan	834	(834)	900	(900)

Currency risk

Currency risk is the risk of possible losses due to changes in the fair value of and future cash flows from financial instruments as a result of exchange rate fluctuations.

Cash and cash equivalents, trade and other financial receivables and other current assets / deferred charges are primarily the items included within the Group’s assets and liabilities that are denominated in a currency other than the functional currency.

The following table shows the impact of a reasonably possible strengthening or weakening of the Euro against USD on the Group monetary assets and liabilities as of June 30, 2024 and 2023. This sensitivity analysis assumes that all other variables remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	June 30, 2024		June 30, 2023
	Profit or loss		Profit or loss
(In thousand Euros)	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	248	(248)	1,023	(1,250)

Other market price risk

The Group has derivative warrant liabilities (see Note 11) measured at FVTPL.

The derivative warrant liabilities of Euros 1,977 thousand as of June 30, 2024, as compared to Euros 3,119 thousand at December 31, 2023, are measured at fair value.

A change of the warrant price by 1% would result in an increase/decrease of the underlying warrant liabilities of Euros 20 thousand.

c) Liquidity risk

Liquidity risk arises where the Group might not hold, or have access to, sufficient liquid funds at an appropriate cost to settle its payment obligations at any given time.

Details of working capital are as follows:

(In thousand Euros)	June 30, 2024	December 31, 2023
Current assets	204,696	256,924
Current liabilities	176,657	190,774
Total	28,039	66,150

The working capital presented by the Group is sufficient to cover the various commitments arising from its activity.

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of June 30, 2024 and December 31, 2023 are as follows:

	June 30, 2024
(In thousand Euros)	Capital	Interest	Total
1 July 2024 - 30 June 2025	125,828	4,146	129,974
1 July 2025 - 30 June 2026	23,920	5,584	29,504
1 July 2026 - 30 June 2027	41,235	2,046	43,281
1 July 2027 - 30 June 2028	15,062	1,203	16,265
1 July 2028 - 30 June 2029	7,822	465	8,287
More than five years	2,815	114	2,929
	216,682	13,558	230,240

d) Capital management

For the purpose of the Group’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Company. The primary objective of the Group’s capital management is to maximize the shareholder value. The Group manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of its financial requirements to attend its business plans. To maintain or adjust the capital structure, the Group may issue new shares or issue/repay debt financial instruments. The Group monitors capital management to ensure that it meets its financial needs to achieve its business objectives while maintaining its solvency.

No changes were made in the objectives, policies, or processes for managing capital with regard to the information disclosed in the 2023.